DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Direct Operating Costs [Abstract]
Fuel and power purchases		$ (718)	$ (560)	$ (396)
Salaries and benefits		(332)	(263)	(224)
Operations and maintenance		(289)	(252)	(246)
Water royalties, property taxes and other regulatory fees		(208)	(169)	(159)
Professional fees		(90)	(70)	(24)
Insurance		(64)	(52)	(56)
Other related party services		(2)	(2)	(7)
Other		(64)	(98)	(62)
Direct operating costs, net	[1]	(1,767)	(1,466)	(1,174)
Depreciation		$ 1,262	$ 1,342	$ 1,179

[1]	Direct operating costs exclude depreciation expense disclosed below.